Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance expenses:
Bank commissions	$ 28	$ 27	$ 20
Net change in fair value warrants exercisable into shares			113
Financial expenses from defined benefit plans		12
Net loss from exchange rate fluctuations	588	16
Other loss from long-term investment revaluation	5
Finance expenses	621	55	133
Finance income:
Interest income on bank deposits	(69)	(89)	(22)
Net gain from exchange rate fluctuations			(84)
Net change in fair value warrants exercisable into shares	(564)	(285)
Finance income	$ (633)	$ (374)	$ (106)